The Company and Summary of Significant Accounting Policies - Going Concern, Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Accumulated deficit	$ (549,654)	$ (527,185)
Negative working capital	101,800
Net loss	(22,469)	(26,412)
Used cash from operations	$ (8,827)	$ (18,087)
Doubt about the Company's ability to continue as a going concern	true